OTHER ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other current assets
Federal, provincial and other sales taxes receivable	$ 36,400,000	$ 51,603,000
Prepaid expenses	36,119,000	25,540,000
Meadowbank insurance receivable	6,553,000	8,765,000
Prepaid royalty		7,684,000
Employee loans receivable	1,800,000	5,567,000
Retirement compensation arrangement plan refundable tax receivable	4,044,000
Other	8,061,000	11,210,000
Other current assets, total	92,977,000	110,369,000
Schedule of Available-for-sale Securities
Proceeds from available-for-sale securities	73,400,000	9,400,000	36,600,000
Gain on sale of available-for-sale securities	9,700,000	4,900,000	19,500,000
Estimated fair value	44,719,000	145,411,000
Long-term ore in stockpile	32,711,000	64,392,000
Other assets
Deferred financing costs, less accumulated amortization	15,836,000	15,777,000
Accumulated amortization of non-current deferred financing costs	8,888,000	5,809,000
Long-term ore in stockpile	32,711,000	64,392,000
Other	7,291,000	7,879,000
Other assets non-current	55,838,000	88,048,000
Pinos Altos mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	14,800,000	7,100,000
Other assets
Long-term ore in stockpile	14,800,000	7,100,000
Kittila mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	7,700,000	8,000,000
Other assets
Long-term ore in stockpile	7,700,000	8,000,000
Meadowbank mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	10,200,000	49,300,000
Other assets
Long-term ore in stockpile	10,200,000	49,300,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	4,352,000	127,344,000
Unrealized gains (losses) in accumulated other comprehensive loss	1,902,000	16,408,000
Estimated fair value	6,254,000	143,752,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	48,047,000	1,717,000
Unrealized gains (losses) in accumulated other comprehensive loss	(9,582,000)	(58,000)
Estimated fair value	38,465,000	1,659,000
Duration of impairment for securities not considered other-than-temporarily impaired	3 months
Impairment loss on available for sale securities	$ 12,700,000	$ 8,600,000